Employee Benefit Plans (Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Defined benefit pension plans
Expected employer contributions
Expected employer contributions, 2026	$ 34
Expected benefit payments
Expected benefit payments, 2026	170
Expected benefit payments, 2027	174
Expected benefit payments, 2028	174
Expected benefit payments, 2029	176
Expected benefit payments, 2030	173
Expected benefit payments, 2031 - 2035	899
Non-pension Benefit Plans
Expected employer contributions
Expected employer contributions, 2026	17
Expected benefit payments
Expected benefit payments, 2026	19
Expected benefit payments, 2027	19
Expected benefit payments, 2028	20
Expected benefit payments, 2029	20
Expected benefit payments, 2030	20
Expected benefit payments, 2031 - 2035	$ 109